LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Convertible loan facility	Other loans	Total
As at May 31, 2019	$-	$2,146,124	$2,146,124
Additions	5,367,275	-	5,367,275
Allocation of conversion feature	(2,133,352)	-	(2,133,352)
Interest expense	647,466	53,545	701,011
Repayments	(357,819)	(2,146,575)	(2,504,394)
Currency translation adjustments	-	(53,094)	(53,094)
As at May 31, 2020	$3,523,570	$-	$3,523,570
Additions	3,833,768	-	3,833,768
Allocation of conversion feature	(955,703)	-	(955,703)
Conversion	(3,603,128)	-	(3,603,128)
Interest expense	424,104	-	424,104
Interest payments	(219,164)	-	(219,164)
Foreign exchange adjustments	59,259	-	59,259
As at December 31, 2020	$3,062,706	$-	$3,062,706
Additions	6,383,148	5,000,000	11,383,148
Allocation of conversion feature	(1,209,507)	-	(1,209,507)
Conversion	(3,185,626)	-	(3,185,626)
Interest expense	768,508	49,863	818,371
Interest payments	(376,428)	-	(376,428)
Foreign exchange adjustments	21,980	-	21,980
As at December 31, 2021	$5,464,781	$5,049,863	$10,514,644